DEBT AND CREDIT SOURCES - Prepaid Forward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023	Jul. 17, 2020
Equity, Class of Treasury Stock [Line Items]
Prepaid Forward	$ 181	$ 0
Gain (loss) on memeasurement of prepaid forward	(16,117)	(18,363)	$ 2,411
Prepaid forward
Equity, Class of Treasury Stock [Line Items]
Authorized amount				$ 40,000
Floor percentage				20.00%
Remaining shares to be delivered (in shares)				25,300
Prepaid Forward	200	16,300
Gain (loss) on memeasurement of prepaid forward	$ (16,000)	$ (18,400)	$ 2,400